BUCKSPORT ENERGY ASSET INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Bucksport Energy Asset Investment
Balances included in the balance sheet related to our proportional interest in this investment at December 31, 2013, were as follows:

(Dollars in thousands)
Other receivables	$281
Other assets(1)	214
Property, plant, and equipment	$10,692
Accumulated depreciation	(4,668)
Net property, plant, and equipment	$6,024
Current liabilities	$(83)

(1) Represents primarily restricted cash which may be used only to fund the ongoing energy operations of this investment.